CAPITAL DISCLOSURES (Details) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Feb. 21, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 28, 2025 USD ($) $ / shares	Dec. 29, 2024	Feb. 22, 2022
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			3.0	1.9
Dividends paid | $			$ 135.2
Dividends declared per common share (in dollars per share)		$ 0.226	$ 0.904
Cash dividends declared (in dollars per share)	$ 0.249
Percent increase in dividends declared					0.10
Major ordinary share transactions [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Percent increase in dividends declared	0.10
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio			1.5
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Target net debt leverage ratio			2.5